INVESTMENT IN SILVERBACK	12 Months Ended
Dec. 31, 2023
Investment property [Abstract]
INVESTMENT IN SILVERBACK [Text Block]

6. INVESTMENT IN SILVERBACK

	Year ended December 31,
	2023	2022
Opening balance	$595	$1,341
Income (loss) in Silverback for the period	75	(589)
Distribution	(220)	(157)
Ending balance	$450	$595

The Company, through its wholly-owned subsidiary Metalla SEZC, holds a 15% interest in Silverback Ltd. ("Silverback"), which is a privately held company, whose sole business is the receipt and distribution of the net earnings of the New Luika Gold Mine ("NLGM") silver stream. Distributions to the shareholders are completed on a monthly basis. Prior to April 2021, distributions to shareholders were completed on an annual basis at minimum. Given the terms of the shareholders' agreement governing the policies over operations and distributions to shareholders, the Company's judgment is that it has significant influence over Silverback, but not control and therefore equity accounting is appropriate.

Summarized financial information for Silverback for the year ended December 31, 2023, was as follows:

	Year ended December 31,
	2023	2022
Current assets	$230	$222
Non-current assets	-	-
Total assets	230	222
Total liabilities	(60)	(60)
Revenue from stream interest	1,466	1,214
Depletion	-	(195)
Net income and comprehensive income for the period	$1,475	$946